Group cash flow statement (Parenthetical) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Profit after tax for the period		$ 9,413	$ 13,068
Adjustments for:
– Taxation		2,902	4,981
– Finance items		359	(56)
– Share of profit after tax of equity accounted units		(468)	(556)
– Depreciation and amortisation		2,459	2,307
– Provisions (including exchange differences on provisions)		496	485
– Pension settlement		0	(291)
Utilisation of provision for post-retirement benefits		(66)	(76)
Utilisation of provisions		(363)	(349)
Change in inventories		(582)	(518)
Change in receivables and other assets		(128)	(966)
Change in trade and other payables		267	250
Other items	[1]	(377)	(100)
Cash flows from consolidated operations	[2]	13,912	18,179
Adjustments for gains (losses) on change in fair value of derivatives		$ (242)	$ 10

[1]	Other items includes realised losses of US$242 million on currency forwards not designated as hedges (30 June 2021: realised gain US$10 million).
[2]

(a) Cash flows from consolidated operations
Profit after tax for the period		9,413	13,068
Adjustments for:
– Taxation	5	2,902	4,981
– Finance items		359	(56)
– Share of profit after tax of equity accounted units		(468)	(556)
– Depreciation and amortisation		2,459	2,307
– Provisions (including exchange differences on provisions)	8	496	485
– Pension settlement		—	(291)
Utilisation of provision for post-retirement benefits	8	(66)	(76)
Utilisation of provisions	8	(363)	(349)
Change in inventories		(582)	(518)
Change in receivables and other assets		(128)	(966)
Change in trade and other payables		267	250
Other items(b)		(377)	(100)
		13,912	18,179